EQUITY - Dividends and interest on capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	3 Months Ended										12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividends and interest on capital
Credit per share (R$)											R$ 3.63	R$ 3.14	R$ 0.42
Percentage of dividends on adjusted net income											58.70%	37.30%	34.30%
Credit: November 6, 2020
Dividends and interest on capital
Dividends paid (in R$/share)										R$ 0.12
Number of shares outstanding used for dividend payment										1,701,161
Credit: December 21, 2020
Dividends and interest on capital
Interest on capital paid (in R$/share)									R$ 0.17
Number of shares outstanding used for interest payment									1,701,161
Credit: March 11, 2021
Dividends and interest on capital
Interest on capital paid (in R$/share)									R$ 0.13
Number of shares outstanding used for interest payment									1,701,161
Credit: May 14, 2021
Dividends and interest on capital
Dividends paid (in R$/share)								R$ 0.40
Number of shares outstanding used for dividend payment								1,705,338
Credit: August 16, 2021
Dividends and interest on capital
Dividends paid (in R$/share)							R$ 0.54
Number of shares outstanding used for dividend payment							1,705,576
Credit: September 27, 2021
Dividends and interest on capital
Interest on capital paid (in R$/share)						R$ 0.38
Number of shares outstanding used for interest payment						1,705,582
Credit: November 5, 2021
Dividends and interest on capital
Dividends paid (in R$/share)						R$ 1.42
Interest on capital paid (in R$/share)						R$ 0.20
Number of shares outstanding used for dividend payment						1,705,628
Number of shares outstanding used for interest payment						1,705,630
Credit: March 7, 2022
Dividends and interest on capital
Dividends paid (in R$/share)					R$ 0.20
Number of shares outstanding used for dividend payment					1,705,747
Credit: May 16, 2022
Dividends and interest on capital
Interest on capital paid (in R$/share)				R$ 0.57
Number of shares outstanding used for interest payment				1,707,829
Credit: August 15, 2022
Dividends and interest on capital
Dividends paid (in R$/share)			R$ 0.71
Number of shares outstanding used for dividend payment			1,693,994
Credit: November 21, 2022
Dividends and interest on capital
Dividends paid (in R$/share)		R$ 1.73
Interest on capital paid (in R$/share)		R$ 0.42
Number of shares outstanding used for dividend payment		1,663,560
Number of shares outstanding used for interest payment		1,663,560
Credit: March 14, 2023
Dividends and interest on capital
Dividends paid (in R$/share)	R$ 0.20
Number of shares outstanding used for dividend payment	1,663,560
Retained Earnings
Dividends and interest on capital
Proposed Interest and Dividends											R$ 6,082,618	R$ 5,355,600	R$ 714,487
Retained Earnings | Credit: November 6, 2020
Dividends and interest on capital
Dividends										R$ 204,139
Retained Earnings | Credit: December 21, 2020
Dividends and interest on capital
Interest									R$ 289,197
Retained Earnings | Credit: March 11, 2021
Dividends and interest on capital
Interest									R$ 221,151
Retained Earnings | Credit: May 14, 2021
Dividends and interest on capital
Dividends								R$ 682,199
Retained Earnings | Credit: August 16, 2021
Dividends and interest on capital
Interest							R$ 921,011
Retained Earnings | Credit: September 27, 2021
Dividends and interest on capital
Dividends						R$ 648,122
Retained Earnings | Credit: November 5, 2021
Dividends and interest on capital
Dividends						2,421,992
Interest						R$ 341,126
Retained Earnings | Credit: March 7, 2022
Dividends and interest on capital
Dividends					R$ 341,150
Retained Earnings | Credit: May 16, 2022
Dividends and interest on capital
Interest				R$ 973,542
Retained Earnings | Credit: August 15, 2022
Dividends and interest on capital
Dividends			R$ 1,199,713
Retained Earnings | Credit: November 21, 2022
Dividends and interest on capital
Dividends		R$ 2,877,957
Interest		R$ 698,694
Retained Earnings | Credit: March 14, 2023
Dividends and interest on capital
Dividends	R$ 332,712